TAX	12 Months Ended
Dec. 31, 2021
TAX
TAX

NOTE 13 – TAX

USDm	2021	2020	2019
Tax for the year
Current tax for the year	0.6	0.4	0.9
Adjustments related to previous years	(0.1)	0.1	(0.4)
Adjustment of deferred tax	(0.1)	—	—
Income tax charge for the year	0.4	0.5	0.5
Tonnage tax charge for the year	0.9	0.9	0.3
Total	1.3	1.4	0.8

The majority of the Group’s taxable income is located in Denmark, and therefore the majority of the tax base is subject to Danish tax legislation. As such, the Group has elected to participate in the Danish tonnage tax scheme; the participation is binding until 31 December 2024.

The Group expects to participate in the tonnage tax scheme after the binding period and, as a minimum, to maintain an investing and activity level equivalent to that at the time of entering the tonnage tax scheme.

Under the Danish tonnage tax scheme, income and expenses from shipping activities are not subject to direct taxation, and accordingly, an effective rate reconciliation has not been provided, as it would not provide any meaningful information. Instead, the taxable income is calculated from:

●	The net tonnage of the vessels used to generate the income from shipping activities
●	A rate applicable to the specific net tonnage of the vessel based on a sliding scale

Corporate income tax is primarily levied on the Group’s non-vessel related activities outside Denmark. The effective tax rate of the Group is 3.3% (2020: 1.6%, 2019: 0.5%). No deferred tax is recognized related to assets and liabilities, including vessels, which are subject to tonnage taxation. Deferred tax in relation to entities outside the tonnage tax regime amounts to USD 0.7m.

USDm	2021	2020	2019
Non-current tax liability related to held over gains
Balance as of 31 December	45.2	44.9	44.9

The non-current tax liability related to held over gains is the undiscounted income tax payable calculated on the realized gain on sale of vessels which came from corporate income taxation into the Danish tonnage tax scheme upon initial application in 2001 (the held over gain reflected in the transition account under the Danish tonnage tax scheme). This tax liability will become payable, in part or in full, if the Danish owned fleet of vessels is significantly or fully disposed of, or if operated to end of useful life and sold for scrap.

If TORM discontinues its participation in the Danish tonnage tax scheme, a deferred tax liability would arise in relation to the vessels held by the Group and taken out of the tonnage tax scheme. Management considers this to be a remote scenario.

Accounting policies

Tax

Tax expenses comprise the expected income tax charge for the year in accordance with IAS 12 as well as tonnage tax related to the Group’s vessels for the year. The income tax charge for the year includes adjustments relating to previous years and the change in deferred tax for the year. However, income tax relating to items in other comprehensive income is recognized directly in the statement of other comprehensive income.

NOTE 13 – continued

Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax is calculated at the income tax rates which are expected to apply in the period when the liability is settled or the asset is realized, based on the laws which have been enacted or substantially enacted at the balance sheet date. The deferred tax is charged through the income statement except when it relates to other comprehensive income items. No deferred tax is recognized related to assets and liabilities, including vessels, which are subject to tonnage tax.

Income tax balances

The expected income tax payable on the taxable profits for the year is classified as current tax in the balance sheet. Income taxes expected to fall due after more than one year are classified as non-current liabilities or assets in the balance sheet. Income tax is measured using tax rates enacted or substantially enacted at the balance sheet date and includes any adjustment to tax payable in respect of previous years. Current and non-current income tax balances are not discounted.